Business Combinations - Schedule of Fair Values and Allocation of the Merger (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 10, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets
Identifiable intangible assets			$ 82,985		$ 32,101
Liabilities
Intangible liabilities			7,560		4,677
Goodwill	$ 1,514,561	$ 1,514,561	1,514,561		$ 660,127	$ 658,267
NSAM and NRF
Assets
Cash and cash equivalents			260,609	$ 437,400
Restricted cash			176,814
Real estate			9,874,406
Loans receivable			359,541
Investments in unconsolidated ventures			620,782
Securities			430,625
Identifiable intangible assets			1,014,107
Management agreement between NSAM and NRF			1,514,085
Assets held for sale			2,096,671
Other assets			774,458
Total assets			17,122,098
Liabilities
Debt			6,723,222
Intangible liabilities			213,218
Noncontrolling interests—investment entities			1,514,085	$ 1,500,000
Liabilities related to assets held for sale			1,281,406
Tax liabilities			229,833
Accrued and other liabilities			1,287,419
Liabilities assumed			11,249,183
Redeemable noncontrolling interests			78,843
Noncontrolling interests—investment entities			505,685
Noncontrolling interests—Operating Company			8,162
Fair value of net assets acquired			5,280,225
Merger consideration			6,720,454
Goodwill			1,440,229
NSAM
Assets
Cash and cash equivalents			152,858
Restricted cash			18,052
Real estate			0
Loans receivable			28,485
Investments in unconsolidated ventures			76,671
Securities			3,065
Identifiable intangible assets			661,556
Management agreement between NSAM and NRF			1,514,085
Assets held for sale			0
Other assets			93,455
Total assets			2,548,227
Liabilities
Debt			0
Intangible liabilities			0
Noncontrolling interests—investment entities			0
Liabilities related to assets held for sale			0
Tax liabilities			169,387
Accrued and other liabilities			979,969
Liabilities assumed			1,149,356
Redeemable noncontrolling interests			78,843
Noncontrolling interests—investment entities			0
Noncontrolling interests—Operating Company			8,162
Fair value of net assets acquired			1,311,866
Merger consideration			2,752,095
Goodwill			1,440,229
NRF
Assets
Cash and cash equivalents			107,751
Restricted cash			158,762
Real estate			9,874,406
Loans receivable			331,056
Investments in unconsolidated ventures			544,111
Securities			427,560
Identifiable intangible assets			352,551
Management agreement between NSAM and NRF			0
Assets held for sale			2,096,671
Other assets			681,003
Total assets			14,573,871
Liabilities
Debt			6,723,222
Intangible liabilities			213,218
Noncontrolling interests—investment entities			1,514,085
Liabilities related to assets held for sale			1,281,406
Tax liabilities			60,446
Accrued and other liabilities			307,450
Liabilities assumed			10,099,827
Redeemable noncontrolling interests			0
Noncontrolling interests—investment entities			505,685
Noncontrolling interests—Operating Company			0
Fair value of net assets acquired			3,968,359
Merger consideration			3,968,359
Goodwill			$ 0